EFH Bankruptcy Proceedings	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
EFH Bankruptcy Proceedings [Abstract]
EFH BANKRUPTCY PROCEEDINGS

2.    EFH BANKRUPTCY PROCEEDINGS

On the EFH Petition Date, EFH Corp. and the substantial majority of its direct and indirect subsidiaries that are members of the Texas Holdings Group, including EFIH, EFCH and TCEH, commenced proceedings under Chapter 11 of the US Bankruptcy Code.  The Oncor Ring-Fenced Entities are not parties to the EFH Bankruptcy Proceedings.  We believe the “ring-fencing” measures discussed above mitigate our potential exposure to the EFH Bankruptcy Proceedings.

The US Bankruptcy Code automatically enjoined, or stayed, us from judicial or administrative proceedings or filing of other actions against our affiliates or their property to recover, collect or secure our claims arising prior to the EFH Petition Date.  Following the EFH Petition Date, EFH Corp. received approval from the bankruptcy court to pay or otherwise honor certain prepetition obligations generally designed to stabilize its operations.  Included in the approval were the obligations owed to us representing our prepetition electricity delivery fees.  As of the EFH Petition Date, we estimated that our receivables from the Texas Holdings Group totaled approximately $129 million.  Since that time, we have collected $127 million of the prepetition amount.  We estimate any potential pre-tax loss resulting from the EFH Bankruptcy Proceedings to be immaterial.  A provision for uncollectible accounts from affiliates had not been established as of June 30, 2015.

Potential Change in Control of Majority Owner or Other Change in Ownership of Oncor

In January 2015, the bankruptcy court approved the debtors' bidding procedures motion that set forth the process by which the debtors were authorized to solicit proposals (i.e., bids) from third parties to acquire (in any form and employing any structure, whether taxable (in whole or in part) or tax-free) an indirect equity ownership interest in Oncor in accordance with the US Bankruptcy Code.  These bidding procedures contemplated that the debtors select a stalking horse bid after a two-stage closed bidding process, and, after approval by the bankruptcy court of such stalking horse bid, the debtors conduct a round of open bidding culminating in an auction intended to obtain a higher or otherwise best bid for a transaction.  Initial bids were received in early March 2015 and second round bids were received in April 2015. Following receipt and negotiation of second round bids, the debtors in the EFH Bankruptcy Proceedings elected not to select a stalking horse bid.

 As part of the EFH Bankruptcy Proceedings, on July 23, 2015, EFH Corp. and the other debtors filed with the bankruptcy court an amended joint plan of reorganization (as such may be amended from time to time, Plan of Reorganization) and related amended disclosure statement (as such may be amended from time to time, Disclosure Statement).  In general, the Plan of Reorganization proposes a structure that involves a tax-free deconsolidation of TCEH from EFH Corp. and the reorganization of EFH Corp. and EFIH either: (1) pursuant to a plan of reorganization backstopped by existing creditors and third party investors or (2) a standalone plan of reorganization pursuant to which the creditors of EFH Corp. and EFIH would convert their debt into equity of reorganized EFH Corp..  In this regard, the Plan of Reorganization provides for a series of transactions that likely would lead to a significant change in the indirect equity ownership of Oncor.  We cannot predict the outcome of the EFH Bankruptcy Proceedings and the related stakeholder negotiations, including whether the bankruptcy court will approve any of the structures contemplated by the Plan of Reorganization and related transactions or whether any such transactions will (or when they will) ultimately close because any such transactions would be the subject of customary closing conditions, including receipt of all applicable regulatory approvals and the requirements of the US Bankruptcy Code or the bankruptcy court.

The EFH Bankruptcy Proceedings are a complex litigation matter and the full extent of potential impacts on Oncor at this time is unknown.  The Plan of Reorganization and the Disclosure Statement are subject to revision in response to creditor claims and objections, the ultimate outcome of stakeholder negotiations and the requirements of the US Bankruptcy Code or the bankruptcy court.  Bankruptcy courts have broad equitable powers, and as a result, outcomes in bankruptcy proceedings are inherently difficult to predict.  As indicated above, the Plan of Reorganization contemplates potential transactions that would result in a change in control of Oncor or otherwise implicate a regulatory review.  We have made some preliminary preparations for potential change in control filings, including discussions with EFH Corp. and others, in light of the proposals in the EFH Bankruptcy Proceedings and the filing of the Plan of Reorganization and Disclosure Statement, but cannot predict the result of any transaction or review.  In addition, we will continue to evaluate our affiliate transactions and contingencies throughout the EFH Bankruptcy Proceedings to determine any risks and resulting impacts on our results of operations, financial statements and cash flows.

See Note 10 for details of our related-party transactions with members of the Texas Holdings Group.

2.    EFH BANKRUPTCY PROCEEDINGS

On the EFH Petition Date, EFH Corp. and the substantial majority of its direct and indirect subsidiaries that are members of the Texas Holdings Group, including EFIH, EFCH and TCEH, commenced proceedings under Chapter 11 of the US Bankruptcy Code.  The Oncor Ring-Fenced Entities are not parties to the EFH Bankruptcy Proceedings.  We believe the “ring-fencing” measures discussed above mitigate our potential exposure to the EFH Bankruptcy Proceedings.  See Note 1 and below for further information regarding the EFH Bankruptcy Proceedings and the proposed change in control of Oncor’s indirect majority owner in connection with such proceedings.

The US Bankruptcy Code automatically enjoined, or stayed, us from judicial or administrative proceedings or filing of other actions against our affiliates or their property to recover, collect or secure our claims arising prior to the EFH Petition Date.  Following the EFH Petition Date, EFH Corp. received approval from the bankruptcy court to pay or otherwise honor certain prepetition obligations generally designed to stabilize its operations.  Included in the approval were the obligations owed to us representing our prepetition electricity delivery fees.  As of the EFH Petition Date, we estimated that our receivables from the Texas Holdings Group totaled approximately $129 million.  Since that time, we have collected $127 million of the prepetition amount.  We estimate any potential pre-tax loss resulting from the EFH Bankruptcy Proceedings to be immaterial.  As such, a provision for uncollectible accounts from affiliates had not been established as of December 31, 2014.

Proposed Change in Control of Majority Owner

In September 2014, with input and support from several key EFH Corp. stakeholders, the debtors in the EFH Bankruptcy Proceedings filed a motion with the bankruptcy court seeking the entry of an order approving bidding procedures that would result in a change in control of Oncor’s indirect majority owner.  During October 2014, the bankruptcy court held hearings regarding the motion. In November 2014, the bankruptcy court conditionally approved the motion.  In January 2015, the bankruptcy court approved the debtors' bidding procedures motion that sets forth the process by which the debtors are authorized to solicit proposals (i.e., bids) from third parties to acquire (in any form and employing any structure, whether taxable (in whole or in part) or tax-free) an indirect equity ownership interest in Oncor in accordance with the Bankruptcy Code.  These bidding procedures contemplate that the debtors select a stalking horse bid after a two-stage closed bidding process, and, after approval by the bankruptcy court of such stalking horse bid, the debtors conduct a round of open bidding culminating in an auction intended to obtain a higher or otherwise best bid for a transaction. Initial bids are due no later than March 2, 2015.  We cannot predict the outcome of this process, including whether the debtors will receive any acceptable bid or whether the bankruptcy court will approve any such bid or whether any such transaction will (or when it will) ultimately close because any such transaction would be the subject of customary closing conditions, including receipt of all applicable regulatory approvals.

The EFH Bankruptcy Proceedings are a complex litigation matter and the full extent of potential exposure at this time is unknown.  Bankruptcy courts have broad equitable powers, and as a result, outcomes in bankruptcy proceedings are inherently difficult to predict.  We will continue to evaluate our affiliate transactions and contingencies throughout the EFH Bankruptcy Proceedings to determine any risks and resulting impacts on our financial statements.  EFH Corp. has been exploring various options regarding potential transactions that could be deemed to implicate a regulatory review.  We have made some preliminary preparations for potential change in control filings, including discussions with EFH Corp. and others, in light of the proposals in the EFH Bankruptcy Proceedings, but cannot predict the result of any transaction or review.

See Note 12 for details of our related-party transactions with members of the Texas Holdings Group.